Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

September 16, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Forward Funds (“Registrant”)
	File Nos:	033-48940
811-06722

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant effective September 14, 2009, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 64 on September 11, 2009.

Sincerely,

/s/ Mary Curran
Mary Curran
Secretary